EQUITY ACCOUNTED INVESTMENTS - Key Valuation Metrics (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments
Terminal capitalization rate (percent)	7.00%
Investments accounted for using equity method | Core Office | Discounted cash flow | United States
Investments
Discount rate (percent)	6.40%	6.40%
Terminal capitalization rate (percent)	4.70%	4.70%
Investment horizon (yrs.)	12 years	11 years
Investments accounted for using equity method | Core Office | Discounted cash flow | Australia
Investments
Discount rate (percent)	5.90%	6.30%
Terminal capitalization rate (percent)	4.80%	5.30%
Investment horizon (yrs.)	10 years	10 years
Investments accounted for using equity method | Core Office | Discounted cash flow | Europe
Investments
Discount rate (percent)	5.50%	5.60%
Terminal capitalization rate (percent)	4.60%	4.70%
Investment horizon (yrs.)	10 years	10 years
Investments accounted for using equity method | Core Office | Discounted cash flow | Dubai
Investments
Discount rate (percent)	7.70%	8.60%
Terminal capitalization rate (percent)	6.50%	7.00%
Investment horizon (yrs.)	10 years	10 years
Investments accounted for using equity method | Dubai | Discounted cash flow
Investments
Discount rate (percent)	6.30%	6.30%
Terminal capitalization rate (percent)	4.90%	4.90%
Investment horizon (yrs.)	10 years	10 years
Investments accounted for using equity method | LP Investments - Office | Discounted cash flow
Investments
Discount rate (percent)	5.40%	6.00%
Terminal capitalization rate (percent)	4.30%	5.30%
Investment horizon (yrs.)	10 years	10 years
Investments accounted for using equity method | LP Investments Retail | Discounted cash flow
Investments
Discount rate (percent)	7.40%	7.40%
Terminal capitalization rate (percent)	6.10%	6.10%
Investment horizon (yrs.)	10 years	10 years
Investments accounted for using equity method | Multifamily | Direct capitalization
Investments
Discount rate (percent)	4.20%	4.30%